Long-Term Debt (Schedule of Future Contractual Maturities of Long-term Debt) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Debt Disclosure [Abstract]
2016		$ 16.5
2017		16.5
2018		16.5
2019		16.5
2020		16.5
Thereafter		3,669.9
Total	$ 3,744.1	$ 3,752.4	$ 3,260.8